NOTE 9. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Investments [Abstract]
NOTE 9. INCOME TAXES (SCHEDULE)
	2012	2011

Current taxes	$303,679	$19,646
Deferred taxes	0	0
	$303,679	$19,646